Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Significant Accounting Policies [Abstract]
Basis of presentation of the financial statements
a.	Basis of presentation of the financial statements:

These financial statements have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB").

The Company's financial statements have been prepared on a cost basis, except for financial instruments which are measured at fair value through profit or loss.

The Company has elected to present profit or loss items using the "function of expense" method.

Functional currency, reporting currency and foreign currency
b.	Functional currency, reporting currency and foreign currency:

1.	Functional currency and reporting currency:

The reporting currency of the financial statements is the NIS.

The functional currency is the currency that best reflects the economic environment in which the Company operates and conducts its transactions. Most of the Company's costs are incurred in NIS. In addition, the Company's financing activities are incurred normally in NIS. The Company's management believes, therefore, that the functional currency of the Company is the NIS.

2.	Transactions, assets and liabilities in foreign currency:

Transactions denominated in foreign currency are recorded upon initial recognition at the exchange rate at the date of the transaction. After initial recognition, monetary assets and liabilities denominated in foreign currency are translated at the end of each reporting period into the functional currency at the exchange rate at that date. Exchange rate differences are recognized in profit or loss.

Convenience translation into U.S. dollars
c.	Convenience translation into U.S. dollars:

The financial statements as of December 31, 2019 and for the year then ended have been translated into U.S. dollars using the exchange rate of the U.S. dollar as of December 31, 2019 (U.S. $ 1.00 = NIS 3.456). The translation was made solely for convenience purposes.

The dollar amounts presented in these financial statements should not be construed as representing amounts that are receivable or payable in U.S. Dollars or convertible into U.S. Dollars, unless otherwise indicated.

Cash equivalents
d.	Cash equivalents:

Cash equivalents are considered as highly liquid investments, including unrestricted short-term bank deposits with an original maturity of three months or less from the date of acquisition.

Restricted cash
e.	Restricted cash:

Restricted cash are bank deposits with an original maturity of more than one year from the date of investment and which do not meet the definition of cash equivalents. The deposits are presented according to their terms of deposit.

Property and equipment
f.	Property and equipment:

Property, plant and equipment are measured at cost, including directly attributable costs, less accumulated depreciation, accumulated impairment losses and excluding day-to-day servicing expenses.

Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates as follows:

	%

Laboratory equipment	15
Office furniture and equipment	6 - 33
Computers	33
Leasehold improvements	(*	)

(*)	Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term (including the extension option held by the Company and intended to be exercised) and the expected life of the improvement.

The useful life, depreciation method and residual value of an asset are reviewed at least each year-end and any changes are accounted for prospectively as a change in accounting estimate.

An item of property and equipment is derecognized upon disposal or when no future economic benefits are expected from its use or disposal.

Research and development expenses, net of participations
g.	Research and development expenses, net of participations:

Research and development expenses are recognized in profit or loss when incurred. An intangible asset arising from a development project or from the development phase of an internal project is recognized if the Company can demonstrate the technical feasibility of completing the intangible asset so that it will be available for use or sale; the Company's intention to complete the intangible asset and use or sell it; the Company's ability to use or sell the intangible asset; how the intangible asset will generate future economic benefits; the availability of adequate technical, financial and other resources to complete the intangible asset; and the Company's ability to measure reliably the expenditure attributable to the intangible asset during its development. Since the Company's research and development projects are often subject to regulatory approval procedures and other uncertainties, the conditions for the capitalization of costs incurred before receipt of approvals are not normally satisfied and, therefore, development expenditures are recognized in profit or loss when incurred.

Government investment grants
h.	Government investment grants:

Government grants are recognized when there is reasonable assurance that the grants will be received and the Company will comply with the attendant conditions.

Research and development grants received from the Israeli Innovation Authority ("IIA") are recognized upon receipt as a liability only if future economic benefits are expected from the project that will result in royalty-bearing sales. A liability for the grant is first measured at fair value using a discount rate that reflects a market interest rate. The difference between the amount of the grant received and the fair value of the liability is accounted for as a government grant and recognized as a reduction of research and development expenses. After initial recognition, the liability is measured at amortized cost using the effective interest method.

Future royalty payments will be treated as a reduction of the liability. In that event, the royalty obligation is treated as a contingent liability in accordance with IAS 37, "Provisions, Contingent Liabilities and Contingent Assets" ("IAS 37").

At the end of each reporting period, the Company evaluates whether there is reasonable assurance that the received grants will not be repaid based on its best estimate of future sales and, if so, no liability is recognized and the grants are recorded against a corresponding reduction in research and development expenses.

Since the Company's development projects have been centered on the completion of Phase 3 clinical trials, future economic benefits from the research and development activity are currently expected. Therefore, a liability was recorded with respect to the IIA grants, against a corresponding increase in research and development expenses.

Research and development grants received from the European Union are recorded against a corresponding reduction in research and development expenses since they are non-refundable and do not depend on the generation of future sales.

Impairment of non-financial assets
i.	Impairment of non-financial assets:

The Company evaluates the need to record an impairment of the carrying amount of non-financial assets whenever events or changes in circumstances indicate that the carrying amount is not recoverable. If the carrying amount of non-financial assets exceeds their recoverable amount, the assets are reduced to their recoverable amount. The recoverable amount of an asset that does not generate independent cash flows is determined for the cash-generating unit to which the asset belongs and is calculated based on the projected cash flows that will be generated by the cash generated unit. Impairment losses are recognized in profit or loss.

An impairment loss of an asset is reversed only if there have been changes in the estimates used to determine the asset's recoverable amount since the last impairment loss was recognized. Reversal of an impairment loss, as above, shall not be increased above the lower of the carrying amount that would have been determined (net of depreciation or amortization) had no impairment loss been recognized for the asset in prior years, and its recoverable amount.

The Company did not recognize any impairment of non-financial assets for any of the periods presented.

Financial instruments
j.	Financial instruments:

1.	Financial assets:

Financial assets are measured upon initial recognition at fair value plus transaction costs that are directly attributable to the acquisition of the financial assets, except for financial assets measured at fair value through profit or loss in respect of which transaction costs are recorded in profit or loss.

The Company classifies and measures debt instruments in the financial statements based on the following criteria:

-	The Company's business model for managing financial assets; and

-	The contractual cash flow terms of the financial asset.

Debt instruments are measured at fair value through profit or loss when:

A financial asset which is a debt instrument does not meet the criteria for measurement at amortized cost or at fair value through other comprehensive income. After initial recognition, the financial asset is measured at fair value and gains or losses from fair value adjustments are recognized in profit or loss.

2.	Derecognition of financial assets:

A financial asset is derecognized only when:

-	The contractual rights to the cash flows from the financial asset have expired; or

-	The Company has transferred substantially all the risks and rewards deriving from the contractual rights to receive cash flows from the financial asset or has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset; or

-	The Company has retained its contractual rights to receive cash flows from the financial asset but has assumed a contractual obligation to pay the cash flows in full without material delay to a third party.

3.	Financial liabilities:

a)	Financial liabilities measured at amortized cost:

Financial liabilities are initially recognized at fair value less transaction costs that are directly attributable to the issue of the financial liability.

After initial recognition, the Company measures all financial liabilities at amortized cost using the effective interest rate method, except for:

-	Financial liabilities at fair value through profit or loss such as warrant liability

b)	Financial liabilities measured at fair value through profit or loss:

At initial recognition, the Company measures financial liabilities that are not measured at amortized cost at fair value. Transaction costs are recognized in profit or loss.

After initial recognition, changes in fair value are recognized in profit or loss.

4.	Derecognition of financial liabilities:

A financial liability is derecognized only when it is extinguished, that is when the obligation specified in the contract is discharged or cancelled or expires. A financial liability is extinguished when the debtor discharges the liability by paying in cash, other financial assets, goods or services; or is legally released from the liability.

5.	Issue of a unit of securities:

The issue of a unit of securities involves the allocation of the proceeds received (before issue expenses) to the securities issued in the unit based on the following order: financial derivatives and other financial instruments measured at fair value in each period. Then fair value is determined for financial liabilities that are measured at amortized cost. The proceeds allocated to equity instruments are determined to be the residual amount. Issue costs are allocated to each component pro rata to the amounts determined for each component in the unit.

Fair value measurement
k.	Fair value measurement:

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair value measurement is based on the assumption that the transaction will take place in the asset's or the liability's principal market, or in the absence of a principal market, in the most advantageous market.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

Fair value measurement of a non-financial asset takes into account a market participant's ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities measured at fair value or for which fair value is disclosed are categorized into levels within the fair value hierarchy based on the lowest level input that is significant to the entire fair value measurement:

Level 1	-	quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2	-	inputs other than quoted prices included within Level 1 that are observable directly or indirectly.

Level 3	-	inputs that are not based on observable market data (valuation techniques which use inputs that are not based on observable market data).

Provisions
l.	Provisions:

A provision in accordance with IAS 37 is recognized when the Company has a present obligation (legal or constructive) as a result of a past event, it is expected to require the use of economic resources to settle the obligation and a reliable estimate can be made of it.

Operating leases
m.	Operating leases:

As described in Note 2q regarding the initial adoption of IFRS 16, "Leases" ("the Standard"), the Company elected to apply the provisions of the Standard using the modified retrospective method (without restatement of comparative data).

The accounting policy for leases applied effective until December 31, 2018, is as follows:

Lease agreements are classified as an operating lease if they do not transfer substantially all the risks and benefits incidental to ownership of the leased asset. Operating lease payments are recognized as an expense in profit or loss on a straight-line basis over the lease term.

The accounting policy for leases applied effective from January 1, 2019, is as follows:

The Company accounts for a contract as a lease when the contract terms convey the right to control the use of an identified asset for a period of time in exchange for consideration.

The Company as a lessee:

For leases in which the Company is the lessee, the Company recognizes on the commencement date of the lease a right-of-use asset and a lease liability, excluding leases whose term is up to 12 months and leases for which the underlying asset is of low value. For these excluded leases, the Company has elected to recognize the lease payments as an expense in profit or loss on a straight-line basis over the lease term. In measuring the lease liability, the Company has elected to apply the practical expedient in the Standard and does not separate the lease components from the non-lease components (such as management and maintenance services, etc.) included in a single contract.

Leases which entitle employees to a company car as part of their employment terms are accounted for as employee benefits in accordance with the provisions of IAS 19 and not as subleases.

On the commencement date, the lease liability includes all unpaid lease payments discounted at the interest rate implicit in the lease, if that rate can be readily determined, or otherwise using the Company's incremental borrowing rate. After the commencement date, the Company measures the lease liability using the effective interest rate method.

On the commencement date, the right-of-use asset is recognized in an amount equal to the lease liability plus lease payments already made on or before the commencement date and initial direct costs incurred. The right-of-use asset is measured applying the cost model and depreciated over the shorter of its useful life and the lease term.

Following are the amortization periods of the right-of-use assets by class of underlying asset:

Years

Building	10
Motor vehicles	3

The Company tests for impairment of the right-of-use asset whenever there are indications of impairment pursuant to the provisions of IAS 36.

Employee benefit liabilities
n.	Employee benefit liabilities:

The Company has several employee benefit plans:

1.	Short-term employee benefits:

Short-term employee benefits include salaries, paid annual leave, paid sick leave, recreation and social security contributions and are recognized as expenses as the services are rendered.

2.	Post-employment benefits:

Post-employment benefit plans are normally financed by contributions to insurance companies and classified as defined contribution plans or as defined benefit plans.

The Company has defined contribution plans pursuant to Section 14 of the Severance Pay Law into which the Company pays fixed contributions and has no legal or constructive obligation to pay further contributions on account of severance pay if the fund does not hold sufficient amounts to pay all employee benefits relating to employee service in current and prior periods.

Contributions to the defined contribution plan in respect of severance or retirement pay are recognized as an expense when contributed concurrently with performance of the employee's services.

Share-based payment transactions
o.	Share-based payment transactions:

From time to time, the Company grants to its employees and service providers remuneration in the form of equity-settled share-based instruments, such as options to purchase Ordinary shares.

Equity-settled transactions:

The cost of equity-settled transactions with employees is measured at the fair value of the equity instruments granted at grant date. The fair value is determined using an acceptable option pricing model.

With respect to other service providers, the cost of the transactions is measured at the fair value of the goods or services received as consideration for equity instruments. In cases where the fair value of the goods or services received as consideration of equity instruments cannot be measured, they are measured by reference to the fair value of the equity instruments granted.

The cost of equity-settled transactions is recognized in profit or loss, together with a corresponding increase in equity, during the period which the performance or service conditions are to be satisfied, ending on the date on which the relevant employees become fully entitled to the award ("the vesting period").

No expense is recognized for awards that do not ultimately vest, except for awards where vesting is conditional upon a market condition, which are treated as vested irrespective of whether the market condition is satisfied, provided that all other vesting conditions are satisfied.

Loss per share
p.	Loss per share:

Loss per share is calculated by dividing the loss attributable to Company shareholders by the weighted number of outstanding Ordinary shares during the period. Potential Ordinary shares are only included in the computation of diluted loss per share when their conversion increases loss per share or decreases income per share. Potential Ordinary shares that are converted during the period are included in diluted loss per share only until the conversion date.

Changes in accounting policies - initial adoption of new financial reporting and accounting standards and amendments to existing financial reporting and accounting standards
q.	Changes in accounting policies - initial adoption of new financial reporting and accounting standards and amendments to existing financial reporting and accounting standards:

1.	Initial application of IFRS 16, "Leases":

In January 2016, the IASB issued IFRS 16, "Leases" ("the Standard"), which provides guidance on the recognition, measurement, presentation and disclosure of leases and supersedes IAS 17, "Leases" ("the old Standard"), IFRIC 4, "Determining Whether an Arrangement Contains a Lease", and SIC-15, "Operating Leases - Incentives". According to the Standard, a lease is a contract, or part of a contract, that conveys the right to use an asset for a period of time in exchange for consideration.

The Standard has been applied for the first time in these financial statements. As permitted by the Standard, the Company elected to apply the provisions of the Standard using the modified retrospective method. The Company recognized lease liabilities on the initial application date of the Standard in respect of leases previously classified as operating leases according to IAS 17. The amount of the liability as of the date of initial application of the Standard was measured using the Company's incremental borrowing rate of interest on the date of initial application of the Standard.

The carrying amount of the right-of-use assets was identical to the carrying amount of the lease liability.

According to this approach, comparative data have not been restated.

For details of the accounting policy applied from the date of initial application of the Standard, see Note 2m.

The main effect of the initial application of the Standard relates to existing leases in which the Company is the lessee. According to the Standard, as explained in Note 2m, the Company recognizes a lease liability and a corresponding right-of-use asset for each lease in which it is the lessee, excluding certain exceptions. This accounting treatment is different than the accounting treatment applied under the old Standard according to which the lease payments in respect of leases for which substantially all the risks and rewards incidental to ownership of the leased asset were not transferred to the lessee were recognized as an expense in profit or loss on a straight-line basis over the lease term.

Following are data relating to the initial application of the Standard as of January 1, 2019, in respect of leases existing as of that date:

a)	Effects of the initial application of the Standard on the Company's financial statements as of January 1, 2019:

	According to the previous accounting policy	The change	As presented according to IFRS 16
	NIS

As of January 1, 2019:

Non-current assets:
Right-of-use assets	-	8,084	8,084

Current liabilities:
Current maturity of lease liability	-	1,096	1,096

Non-current liabilities:
Lease liability	-	6,988	6,988

Accumulated deficit	(211,144)	-	(211,144)

b)	The Company hired an external valuation expert for determining the nominal interest rate for discounting its leases based on the companies' financing risk, the average life of the leases and other economic variables. A weighted average incremental borrowing rate of 7.9% was used to discount future lease payments in the calculation of the lease liability on the date of initial adoption of the Standard.

c)	Reconciliation of total commitment for future minimum lease payments as disclosed in Note 12e to the annual financial statements as of December 31, 2018, to the lease liability as of January 1, 2019:

January 1, 2019
NIS

Total future minimum lease payments for non-cancellable leases as per IAS 17 according to the financial statements as of December 31, 2018	10,932

Total undiscounted lease liabilities as per IFRS 16	10,932

Effect of discount of future lease payments at the Company's incremental borrowing rate on initial date of adoption	(2,848)

Total lease liabilities resulting from initial adoption of IFRS 16 as of January 1, 2019	8,084

d)	Practical expedients applied in the initial adoption of the Standard:

(1)	The Company elected not to reassess based on the principles in the Standard whether contracts are or contain a lease, and instead continued to classify contracts as leases that were previously identified as leases under IAS 17.

(2)	The Company elected to apply a single discount rate to a portfolio of leases with reasonably similar characteristics.

(3)	The Company elected to rely on its assessment of whether leases are onerous by applying IAS 37, as an alternative to performing an impairment review of the right-of-use asset on the date of initial adoption.

(4)	The Company elected not to recognize a lease liability and right-of-use asset for leases whose term ends within 12 months of the date of initial adoption, and instead accounted for such leases as short-term leases.

(5)	The Company elected to exclude initial direct costs from the measurement of right-of-use assets at the date of initial adoption.

(6)	The Company elected to use hindsight in determining the lease term in contracts containing options to extend or terminate the lease.

2.	IFRIC 23, "Uncertainty over Income Tax Treatments":

In June 2017, the IASB issued IFRIC 23, "Uncertainty over Income Tax Treatments" ("the Interpretation"). The Interpretation clarifies the accounting for recognition and measurement of assets or liabilities in accordance with the provisions of IAS 12, "Income Taxes", in situations of uncertainty involving income taxes. The Interpretation provides guidance on considering whether some tax treatments should be considered collectively, examination by the tax authorities, measurement of the effects of uncertainty involving income taxes on the financial statements and accounting for changes in facts and circumstances in respect of the uncertainty.

The Interpretation has been initially applied in these financial statements.

The initial application of the Interpretation did not have a material effect on the Company's financial statements.